Employee Benefits - Summary of Change in Plan Assets for Pension and Post Retirement Medical Plans (Detail) - Pension benefits [Member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure of defined benefit plans [line items]
Interest income	₨ (41.0)	$ (0.5)	₨ (54.3)	₨ (94.6)
Remeasurements
Return on plan assets, (excluding amount included in net Interest cost)	27.0	0.4	(26.9)	264.1
Plan assets [Member]
Disclosure of defined benefit plans [line items]
Beginning of the year	9,060.4	131.1	8,417.8
Interest income	716.0	10.4	633.3
Remeasurements
Return on plan assets, (excluding amount included in net Interest cost)	27.0	0.4	(26.9)
Employer's contributions	1,172.6	17.0	1,204.7
Benefits paid	(713.1)	(10.3)	(1,168.5)
Acquisition/(Divestment)	(12.5)	(0.2)
End of the year	₨ 10,250.4	$ 148.4	₨ 9,060.4	₨ 8,417.8